Restricted Net Assets (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)
Restricted Net Assets
Minimum percentage of annual after-tax profit	10.00%
Minimum percentage of statutory surplus fund	50.00%
Restricted net assets	¥ 128,536	$ 20,170	¥ 122,073